Consolidated Statement of Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares shares	Mar. 31, 2016 INR (₨) ₨ / shares shares
Profit or loss [abstract]
Revenues	₨ 544,871	$ 8,368	₨ 550,402	₨ 512,440
Cost of revenues	(385,575)	(5,922)	(391,544)	(356,724)
Gross profit	159,296	2,446	158,858	155,716
Selling and marketing expenses	(42,349)	(650)	(40,817)	(34,097)
General and administrative expenses	(34,141)	(524)	(32,021)	(28,626)
Foreign exchange gains/(losses), net	1,488	23	3,777	3,867
Other operating income			4,082
Results from operating activities	84,294	1,295	93,879	96,860
Finance expenses	(5,830)	(90)	(5,942)	(5,378)
Finance and other income	23,999	369	22,419	23,451
Share of profit /(loss) of equity accounted investee	11
Profit before tax	102,474	1,574	110,356	114,933
Income tax expense	(22,390)	(344)	(25,213)	(25,366)
Profit for the year	80,084	1,230	85,143	89,567
Profit attributable to:
Equity holders of the Company	80,081	1,230	84,895	89,075
Non-controlling interest	3		248	492
Profit for the year	₨ 80,084	$ 1,230	₨ 85,143	₨ 89,567
Earnings per equity share: Attributable to equity shareholders of the Company
Basic | (per share)	₨ 16.86	$ 0.26	₨ 17.48	₨ 18.13
Diluted | (per share)	₨ 16.83	$ 0.26	₨ 17.43	₨ 18.09
Weighted average number of equity shares used in computing earnings per equity share
Basic | shares	4,750,043,400	4,750,043,400	4,857,081,010	4,913,118,800
Diluted | shares	4,758,361,975	4,758,361,975	4,871,347,138	4,923,379,816